May 16, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Evergreen Select Money Market Trust (the "Trust")
          Evergreen Cash Management Treasury Money Market Fund
         Post-Effective Amendment No. 17 to Registration Statement No. 333-37227/811-08405

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 17 to Registration Statement Nos. 333-37227/811-08405) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 14, 2001.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood